Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal [Abstract]
Current	$ 431	$ 281
Deferred	85	2
Total income tax expense	516	283
Current State Income Tax Expense [Abstract]
State, current	76	71
Total income tax expense	592	354
Income Tax Expense Reconciliation From Federal Statutory Rate to Effective Rate[Abstract]
Federal income tax rate (in hundredths)	34.00%	34.00%
Federal income tax at statutory rate	535	300
State tax, net of federal benefit	50	48
Stock compensation expense	5	5
Other	2	1
Total income tax expense	592	354
Components of Net Deferred Tax Assets [Abstract]
Allowance for loan losses	292	276
Stock-based compensation	50	45
Interest on non-accrual loans	4	39
Unrealized loss on investment securities available for sale	0	29
Deferred loan fees	36	13
Organization cost	3	3
Total deferred tax assets	385	405
Deferred Tax Liabilities [Abstract]
Unrealized gain on investment securities available for sale	(32)	0
Bank premises and equipment	(135)	(41)
Total deferred tax liabilities	(167)	(41)
Net Deferred Tax Asset	$ 218	$ 364